UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

             FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: DECEMBER  31 1999

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE); { } IS A RESTATEMENT
               { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          J.P.MORGAN GT CORPORATION
ADDRESS:       500 STANTON CHRISTIANA ROAD
               NEWARK, DE  19713
13F FILE NUMBER:     28-490

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HERIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          MARY LOUISE DUPAY
TITLE:         VICE PRESIDENT
PHONE:            (302)552-0115
SIGNATURE, PLACE, AND DATE OF SIGNING:
MARY LOUISE DUPAY   NEWARK, DE         DECEMBER  31 1999

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT.

{X}      13F NOTICE.

{ }      13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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             FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                  0
FORM 13F INFORMATION TABLE ENTRY TOTAL:             0
FORM 13F INFORMATION TABLE VALUE TOTAL:             0
LIST OF OTHER INCLUDED-MANAGERS:
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
                            FORM 13F INFORMATION TABLE                                     DECEMBER  31 1999             PAGE    246
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
 NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE

S REPORT SUMMARY                  0 DATA RECORDS                   0           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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